Segmented information (Tables)	3 Months Ended
Nov. 30, 2022
Schedule of segment reporting

The following is an analysis of the Company’s revenue and results by reportable segment for the three months ended November 30, 2022:

Three months ended	Gaming	Media	Corporate and Other	Total
	$	$	$	$
Revenue
External sales	745,696	9,523,890	-	10,269,586

Results
Segment loss	90,469	(3,524,896)	-	(3,434,427)

Central administration costs	-	-	1,353,900	1,353,900
Other gains and losses	(17,412)	173,984	401,827	558,399
Finance costs	-	(146)	153,017	152,871
Income (loss) before tax	107,881	(3,698,734)	(1,908,744)	(5,499,597)
Income tax	-	-	-	-
Gain (Loss) for the period from:
Discontinued operations	133,915	-	-	133,915
Non-controlling interest in net loss	-	-	-	-
Net income (loss)	241,796	(3,698,734)	(1,908,744)	(5,365,682)

The following is an analysis of the Company’s revenue and results by reportable segment for the three months ended November 30, 2021:

Three months ended	Gaming	Media	Corporate and Other	Total
	$	$	$	$
Revenue
External sales	402,418	11,812,084	-	12,214,502

Results
Segment loss	(186,891)	(1,981,915)	-	(2,168,806)

Central administration costs	-	-	2,751,217	2,751,217
Other gains and losses	3,215	(1,643)	(7,254,566)	(7,252,994)
Finance costs	(1)	375	196,876	197,250
Loss before tax	(190,105)	(1,980,647)	4,306,473	2,135,721
Income tax	-	-	-	-
Gain (Loss) for the period from:
Share of net loss of associate	-	-	-	-
Discontinued operations	(3,354,385)	-	(110,092)	(3,464,477)
Non-controlling interest in net loss	-	-	(24,764)	(24,764)
Net loss	(3,544,490)	(1,980,647)	4,171,617	(1,353,520)

Geographical breakdown

	North America	European Union	Total
	$	$	$
August 31, 2022
Assets	41,548,305	1,146,503	42,694,808
Long-term assets	20,635,907	-	20,635,907

November 30, 2022
Assets	38,359,084	1,446,137	39,805,221
Long-term assets	20,305,337	1,202	20,306,539